PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 124.0%
Asset-Backed Securities 9.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	7.586%(c)	07/15/30	4,123	$4,131,405
Battalion CLO Ltd. (Cayman Islands), Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	6.332(c)	07/18/30	1,874	1,852,192
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	6.035(c)	08/20/32	3,000	2,949,086
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	6.230(c)	04/17/31	2,991	2,953,574
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	6.290(c)	04/20/31	2,750	2,722,845
Guggenheim CLO STAT Ltd. (Cayman Islands), Series 2022-01A, Class A1A, 144A, 3 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.658(c)	10/25/31	1,904	1,913,021
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	6.440(c)	01/15/31	1,934	1,915,390
KKR Static CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)	6.738(c)	10/20/31	2,000	1,994,943
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	6.201(c)	10/21/30	2,478	2,448,766
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35	2,250	2,253,363
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)	6.806(c)	04/15/31	3,680	3,679,576
Shackleton CLO Ltd. (Cayman Islands), Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)	5.954(c)	08/15/30	2,597	2,570,279
Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	6.365(c)	04/25/31	2,650	2,623,633

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TSTAT Ltd. (Bermuda), Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)	6.883%(c)	01/20/31	2,250	$2,246,838
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.299(c)	04/25/31	1,350	1,330,451
Series 2015-03A, Class A1R, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.452%)	6.500(c)	10/20/31	4,000	3,958,534

Total Asset-Backed Securities (cost $41,341,300)				41,543,896
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $5,338; purchased 03/21/23 - 04/03/23)(f) (cost $5,338)	7.000	05/15/23(oo)	36	3,985
Corporate Bonds 107.8%
Advertising 0.4%
CMG Media Corp., Gtd. Notes, 144A(aa)	8.875	12/15/27	2,565	1,988,086
Aerospace & Defense 3.6%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	2,650	2,644,202
Sr. Unsec’d. Notes	5.930	05/01/60	750	741,336
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,550	1,464,486
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	875	868,438
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	768	768,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	1,350	1,324,688
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	3,890	3,881,053

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	900	895,208

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

TransDigm UK Holdings PLC, Gtd. Notes	6.875%	05/15/26	200	$200,750
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	600	543,222
Gtd. Notes(aa)	5.500	11/15/27	2,525	2,423,399
Sr. Sec’d. Notes, 144A	6.250	03/15/26	600	602,876
				16,357,658
Agriculture 0.3%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	1,350	1,208,537
Airlines 1.4%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	350	340,353
Sr. Sec’d. Notes, 144A	11.750	07/15/25	725	798,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	1,450	1,424,625
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,425	1,350,187

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	675	628,918
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,031,327
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	751,150
				6,325,054
Apparel 0.5%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	500	471,710
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	275	233,628
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	1,825	1,516,146
				2,221,484

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 2.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	725	$560,567
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,925	2,951,796
Sr. Unsec’d. Notes	5.291	12/08/46	2,200	1,775,184
Sr. Unsec’d. Notes	7.400	11/01/46	200	203,549
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	342,880
Sr. Unsec’d. Notes	5.584	03/18/24	310	307,898
Sr. Unsec’d. Notes	6.800	05/12/28	200	200,159
Sr. Unsec’d. Notes	6.950	03/06/26	375	377,720

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	7.750	10/15/25	1,000	990,000
Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	4.810	09/17/30	650	570,595
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,325	1,255,727
				9,536,075
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,161	1,116,011
Sr. Sec’d. Notes, 144A	7.000	04/15/28	400	409,000
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	271	260,255
Gtd. Notes(aa)	6.500	04/01/27	1,231	1,140,092

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	500	492,500
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	203,182
Sr. Unsec’d. Notes	4.500	02/15/32	600	480,993
Sr. Unsec’d. Notes	5.375	11/15/27	200	188,177
Sr. Unsec’d. Notes	5.625	06/15/28	600	554,610

Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	950	850,559
				5,695,379

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks 1.1%
Citigroup, Inc., Jr. Sub. Notes	3.875%(ff)	02/18/26(oo)	625	$532,791
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	550	470,309
Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	2,200	1,649,098
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,425	2,418,937
				5,071,135
Building Materials 2.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	650	615,691
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(aa)	6.125	01/15/29	1,100	835,829
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	600	575,542
Griffon Corp., Gtd. Notes	5.750	03/01/28	630	578,667
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	926	893,190
Knife River Holding Co., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	300	304,082
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	675	573,750
Gtd. Notes, 144A	5.375	02/01/28	180	172,800

MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	952	804,685
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,348	1,262,173
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	475	376,397
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	1,375	1,184,836
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,475	1,375,607
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	320	306,392
				9,859,641

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 3.6%
Ashland LLC, Gtd. Notes(aa)	6.875%	05/15/43	2,125	$2,128,692
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	325	267,821
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	162,758

Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	868,924
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	800	658,876
Gtd. Notes, 144A	5.750	11/15/28	620	550,896

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A, Cash coupon 8.250% and PIK 2.000%	10.250	09/01/27	1,820	1,624,298
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	975	957,937
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	1,100	870,824
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875	06/01/24	1,315	1,293,631
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	531,942
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,590	1,543,817
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	820	696,196
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	369,824
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	884	886,547
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	1,565	1,299,853
Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	525	436,107
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A (original cost $2,173,860; purchased 03/08/19 - 07/14/21)(f)	5.750	07/15/25	2,327	325,780
Sr. Sec’d. Notes, 144A (original cost $1,082,538; purchased 05/08/20 - 03/02/21)(f)	9.500	07/01/25	1,040	660,400

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375%	03/01/31		175	$175,409
					16,310,532
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28		700	681,625
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26		400	411,772
					1,093,397
Commercial Services 6.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		409	389,485
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		430	414,416
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,150	894,945
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		3,875	3,602,868
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		860	746,050
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,315	1,140,763

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		500	464,379
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		825	727,301
Gtd. Notes, 144A	4.625	10/01/27		400	374,297

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29		325	294,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(aa)	4.750	04/01/28		1,295	1,162,649
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	275	294,490
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		375	354,750
Gtd. Notes, 144A(aa)	5.500	07/15/25		200	198,490

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Carriage Services, Inc., Gtd. Notes, 144A	4.250%	05/15/29	200	$167,563
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29	425	376,556
Gtd. Notes, 144A	3.750	10/01/30	325	283,826

Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	441	421,140
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	475	427,706
Gtd. Notes, 144A	5.000	12/01/29	525	429,334

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29	2,750	2,340,530
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	2,075	1,587,326
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	900	812,765
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	1,050	924,091
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	575	493,292
Gtd. Notes	4.000	07/15/30	150	134,222
Gtd. Notes(aa)	4.875	01/15/28	5,720	5,508,131

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	4,825	4,864,621
				29,830,382
Computers 0.8%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	197,269
McAfee Corp., Sr. Unsec’d. Notes, 144A(aa)	7.375	02/15/30	1,130	939,287
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	479,891
Gtd. Notes, 144A	5.125	04/15/29	425	367,672
Gtd. Notes, 144A	5.250	10/01/30	350	293,658
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	978,747

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750%	06/01/25	375	$376,883
				3,633,407
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	2,250	1,943,858
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	450	477,000
Sr. Sec’d. Notes, 144A	6.750	03/15/28	150	155,250
				2,576,108
Diversified Financial Services 4.1%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	4.750	12/15/24	1,075	962,143
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	525	459,375
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,525	1,287,089
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,025	564,408
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	875	767,783
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	300	269,373
Gtd. Notes, 144A	4.375	05/15/31	100	88,616
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,075	880,728
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,420	2,159,528
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,725	1,631,188

Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	1,800	1,549,634
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	282,108
Gtd. Notes	6.875	03/15/25	125	122,187
Gtd. Notes(aa)	7.125	03/15/26	3,748	3,650,523

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250%	02/15/29	575	$472,938
Gtd. Notes, 144A	5.375	10/15/25	800	754,926
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	200	169,023
Gtd. Notes, 144A	3.875	03/01/31	50	40,433
Gtd. Notes, 144A	4.000	10/15/33	1,175	919,490
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	750	646,875
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,100	1,045,000
				18,723,368
Electric 6.1%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	500	465,740
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,025	1,755,679
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,662,934
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,512,561

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000	06/01/24	238	154,560
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	2,902,426
Gtd. Notes, 144A	3.375	02/15/29	200	169,493
Gtd. Notes, 144A	3.625	02/15/31	700	566,417
Gtd. Notes, 144A	3.875	02/15/32	500	403,621
Gtd. Notes, 144A	5.250	06/15/29	775	715,603
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	1,050	1,035,501
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,531,825
Sr. Sec’d. Notes(aa)	5.250	07/01/30	1,885	1,737,880
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	125	112,307
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	400	377,355
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	500	447,449

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.000%	07/31/27		1,100	$1,045,549
Gtd. Notes, 144A(aa)	5.625	02/15/27		7,400	7,216,062
					27,812,962
Electrical Components & Equipment 0.6%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	100	86,607
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		750	654,304
Gtd. Notes, 144A	4.750	06/15/28		350	315,040
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		600	610,036
Gtd. Notes, 144A(aa)	7.250	06/15/28		1,130	1,161,362
					2,827,349
Electronics 0.3%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		1,515	1,364,586
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31		260	225,901
					1,590,487
Engineering & Construction 0.3%
AECOM, Gtd. Notes	5.125	03/15/27		380	371,952
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29		500	435,921
Gtd. Notes, 144A	4.125	02/15/32		425	366,188
					1,174,061
Entertainment 3.7%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		458	309,751
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		2,035	2,037,803

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	7.000%	02/15/30	1,575	$1,590,220
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	275	240,948

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	268,288
Churchill Downs, Inc., Gtd. Notes, 144A	6.750	05/01/31	550	553,915
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	100	89,130
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.625	04/15/26	2,100	2,123,693
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	500	480,000
Sr. Sec’d. Notes, 144A	6.250	01/15/27	350	354,813
Sr. Sec’d. Notes, 144A	6.500	02/15/25	860	870,655
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	525	457,211
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	250	214,995

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	741,311
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	869	784,273
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	675	571,443
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	2,080	1,978,633

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	1,225	867,050
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	825	731,773
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25	700	715,991
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(aa)	5.125	10/01/29	1,110	1,022,861
				17,004,757

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control 0.5%
Clean Harbors, Inc., Gtd. Notes, 144A	6.375%	02/01/31		125	$127,611
Covanta Holding Corp., Gtd. Notes, 144A	4.875	12/01/29		350	311,544
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28		275	250,448
Gtd. Notes, 144A	4.375	08/15/29		1,625	1,467,830
Gtd. Notes, 144A	4.750	06/15/29		50	46,406
					2,203,839
Foods 3.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		1,060	939,701
Gtd. Notes, 144A	4.875	02/15/30		250	233,924
Gtd. Notes, 144A	6.500	02/15/28		300	304,888

B&G Foods, Inc., Gtd. Notes(aa)	5.250	09/15/27		2,700	2,359,388
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		875	690,606
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A(aa)	7.500	04/15/25		1,150	1,129,947
Sr. Sec’d. Notes, 144A	4.625	11/15/28		50	46,236
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		525	436,538
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		900	858,010
Kraft Heinz Foods Co.,
Gtd. Notes(aa)	4.375	06/01/46		1,775	1,549,310
Gtd. Notes	5.000	07/15/35		235	236,120
Gtd. Notes	5.200	07/15/45		300	290,681
Gtd. Notes	5.500	06/01/50		1,125	1,133,739
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		225	206,038
Gtd. Notes, 144A	4.375	01/31/32		700	639,824

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	250	235,483
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		375	302,298

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A(aa)	5.875%	09/30/27	3,800	$3,780,174
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,075	970,524
Gtd. Notes, 144A	5.500	12/15/29	425	404,364
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,400	1,225,087
				17,972,880
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	25	24,313
Sr. Unsec’d. Notes	5.625	05/20/24	125	124,254
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	2,050	1,946,732
Sr. Unsec’d. Notes	5.875	08/20/26	325	313,706
				2,409,005
Healthcare-Products 1.2%
Embecta Corp.,
Sr. Sec’d. Notes, 144A	5.000	02/15/30	925	797,863
Sr. Sec’d. Notes, 144A	6.750	02/15/30	225	204,094
Medline Borrower LP,
Sr. Sec’d. Notes, 144A(aa)	3.875	04/01/29	2,525	2,208,848
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	2,900	2,508,172
				5,718,977
Healthcare-Services 3.7%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,725	1,382,619
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,925	2,549,112

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	800	681,006
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	925	579,134
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,800	1,625,697

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750%	12/01/26	3,400	$2,828,876
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,925	1,765,678
Sr. Sec’d. Notes	4.375	01/15/30	3,825	3,519,466
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	2,025	1,990,591
				16,922,179
Holding Companies-Diversified 0.1%
Benteler International AG (Austria), Sr. Sec’d. Notes, 144A	10.500	05/15/28	400	409,000
Home Builders 5.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	687,938
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	625	516,971
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,200	1,115,177
Gtd. Notes(aa)	7.250	10/15/29	2,750	2,628,764
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,875	1,476,562
Gtd. Notes, 144A	6.250	09/15/27	40	36,650
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	320,000
Century Communities, Inc.,
Gtd. Notes(aa)	6.750	06/01/27	1,725	1,734,166
Gtd. Notes, 144A	3.875	08/15/29	150	131,383

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	275	250,938
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	416,050
Gtd. Notes, 144A(aa)	5.000	03/01/28	1,200	1,091,663
KB Home,
Gtd. Notes	4.000	06/15/31	500	433,873
Gtd. Notes	4.800	11/15/29	1,000	936,783
Gtd. Notes	6.875	06/15/27	1,225	1,261,135

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Lennar Corp., Gtd. Notes(aa)	5.000%	06/15/27	1,250	$1,249,250
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	331,590
Gtd. Notes	4.950	02/01/28	725	682,263
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	1,158	1,012,578
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	994,375

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	1,775	1,745,420
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,293	1,182,747
Sr. Unsec’d. Notes	4.750	04/01/29	475	423,367

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	925	818,570
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	450	446,525
Gtd. Notes, 144A	5.875	06/15/27	250	249,435
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	1,480	1,392,324

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24	1,523	1,507,770
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	1,555	1,525,788
				26,600,055
Home Furnishings 0.0%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	200	174,861
Household Products/Wares 0.4%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,075	905,932
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	100	84,142
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	701,482

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	12/31/26	175	$161,875

Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	200	164,082
				2,017,513
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,500	1,213,792
Gtd. Notes	4.375	02/01/32	725	588,282

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A(aa)	6.500	10/01/29	1,675	1,022,222
				2,824,296
Insurance 0.2%
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A (original cost $866,688; purchased 04/14/21 - 10/07/21)(f) (cost $868,104)	5.875	04/15/29	875	762,037
Internet 1.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,925	1,609,442
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	825	603,408

Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	3,000	2,967,259
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	454,746
Gtd. Notes, 144A	5.250	12/01/27	1,165	1,120,172
				6,755,027
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A(aa)	6.625	01/31/29	1,709	1,697,976
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750	04/15/30	700	680,849

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125%	01/15/30	200	$179,991
Sr. Unsec’d. Notes	4.375	03/15/32	300	259,776
				2,818,592
Leisure Time 1.9%
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	525	525,167
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,250	1,073,437
Sr. Sec’d. Notes, 144A	8.375	02/01/28	875	877,187
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	750	750,158
Gtd. Notes, 144A	9.250	01/15/29	325	343,688
Sr. Sec’d. Notes, 144A	8.250	01/15/29	1,125	1,181,812
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	500	442,500
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	1,200	1,058,640
Sr. Unsec’d. Notes, 144A	11.625	08/15/27	800	849,416

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	350	299,334
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,200	1,017,000
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	225	176,523
				8,594,862
Lodging 2.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	767,986
Gtd. Notes, 144A	4.000	05/01/31	275	242,990
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	275	262,725
Gtd. Notes(aa)	4.750	10/15/28	800	743,502
Gtd. Notes(aa)	5.500	04/15/27	1,061	1,037,152
Gtd. Notes	5.750	06/15/25	50	49,824
Gtd. Notes(aa)	6.750	05/01/25	1,910	1,926,976

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875%	05/15/25	625	$607,330
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125	12/15/29	1,325	1,090,889
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	550	490,187
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	2,125	1,847,422
				9,066,983
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	725	675,096
Machinery-Diversified 1.0%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	475	502,604
Sr. Sec’d. Notes, 144A	7.500	01/01/30	675	696,225

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	975	817,299
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A (original cost $1,935,175; purchased 11/06/18 - 10/08/19)(aa)(f)	10.125	08/01/24	1,815	1,804,547
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	583,875
				4,404,550
Media 8.0%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	300	295,736
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,850	1,483,857
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	4,608,162
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	558,125
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,496,355
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	926,656
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	450	441,631

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A	3.375%	02/15/31	1,175	$808,889
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	556,794
Gtd. Notes, 144A	6.500	02/01/29	1,200	1,002,210
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	2,377,969
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/15/30	2,550	1,300,623
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27(d)	6,595	199,185
Sec’d. Notes, 144A	5.375	08/15/26(d)	6,090	423,483
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	1,840	850,640
Gtd. Notes	7.375	07/01/28	1,065	532,023
Gtd. Notes(aa)	7.750	07/01/26	5,015	2,895,536

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	1,875	1,773,033
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	200	169,976
Gtd. Notes, 144A	7.000	05/15/27	1,625	1,315,603

iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	1,421	1,223,015
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	1,040	962,716
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	325	288,579
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	150	131,965
Gtd. Notes, 144A	5.625	07/15/27	734	689,420
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	477,420
Sr. Unsec’d. Notes, 144A(aa)	6.500	09/15/28	3,405	1,586,852
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	344,872
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	2,300	2,264,993
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,055,606

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	1,800	1,500,750
				36,542,674

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375%	10/15/29	525	$476,787
Mining 2.1%
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,425	1,325,250
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(aa)	7.500	04/01/25	3,605	3,586,434
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	700	700,904
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	835,313
Gtd. Notes, 144A	6.125	04/01/29	1,245	1,160,963

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	1,245	1,196,258
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	669,820
Gtd. Notes, 144A	4.750	01/30/30	275	248,915
				9,723,857
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	1,057,354
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	715,631
				1,772,985
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	685	592,090
Oil & Gas 8.9%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	850	828,873
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)	5,325	36,210

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes, 144A	5.375%	03/01/30	775	$726,855
Gtd. Notes, 144A	7.625	02/01/29	979	1,002,381
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	24,223
Gtd. Notes, 144A	9.000	11/01/27	527	651,593
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,392	2,313,337

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A(aa)	9.750	11/01/26	1,700	1,785,000
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	370,175
Gtd. Notes, 144A	5.875	02/01/29	750	715,514
Gtd. Notes, 144A	6.750	04/15/29	725	717,594

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,169,026
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	1,525	1,516,425
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	516,052
Gtd. Notes, 144A	6.750	03/01/29	975	882,532

Crescent Energy Finance LLC, Sr. Unsec’d. Notes, 144A	9.250	02/15/28	425	423,969
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	500	473,064
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	567,884

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.750	01/30/28	975	970,471
EQT Corp., Sr. Unsec’d. Notes	5.000	01/15/29	250	239,359
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	256,825
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	850	792,419
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	625	578,394
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,808	1,731,160
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	750	702,278
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	575	552,000
Gtd. Notes, 144A	7.125	02/01/27	2,302	2,359,550

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250%	01/15/26	975	$916,685
Gtd. Notes, 144A	7.500	01/15/28	1,325	1,205,750
Nabors Industries, Inc.,
Gtd. Notes(aa)	5.750	02/01/25	1,400	1,362,452
Gtd. Notes, 144A	7.375	05/15/27	50	48,502

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	200	204,778
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.125	01/01/31	745	779,845
Sr. Unsec’d. Notes	7.150	05/15/28	900	950,867
Sr. Unsec’d. Notes	8.875	07/15/30	200	234,903
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	525	460,031
Gtd. Notes, 144A	4.625	05/01/30	1,325	1,156,062
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	252,312
Gtd. Notes, 144A(aa)	7.125	01/15/26	2,160	2,111,400
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	425	419,623
Gtd. Notes, 144A	4.750	02/15/30	675	620,802
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	1,200	1,060,281
Gtd. Notes	5.375	02/01/29	375	354,421
Gtd. Notes(aa)	5.375	03/15/30	1,900	1,770,211
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,630	1,480,204
Gtd. Notes	4.500	04/30/30	700	626,568
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26	1,400	1,288,000
Gtd. Notes, 144A	8.000	02/01/27	100	88,515

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	350	349,125
				40,644,500
Packaging & Containers 2.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,066	879,838

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125%	08/15/26	475	$446,766
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	475	405,531

Graham Packaging Co., Inc., Gtd. Notes, 144A(aa)	7.125	08/15/28	1,360	1,190,168
Graphic Packaging International LLC, Gtd. Notes	4.125	08/15/24	300	296,838
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	300	201,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,184	980,494
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	392,212
Sr. Sec’d. Notes, 144A	6.750	07/15/26	250	247,667
Sr. Sec’d. Notes, 144A	9.500	11/01/28	200	205,832
Sr. Unsec’d. Notes, 144A(aa)	8.250	11/01/29	950	825,829
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	600	570,071

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	08/15/26	650	659,578
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	400	366,448
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	513,493
Gtd. Notes, 144A	6.625	05/13/27	230	230,768

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	725	638,322
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	150	152,330
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	6.625	11/01/25	275	274,906
Gtd. Notes, 144A	9.250	08/01/24	275	281,409
Gtd. Notes, 144A	12.750	12/31/28	1,275	1,306,937

TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	325	291,119
				11,357,556

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 2.6%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	1,225	$999,916
Gtd. Notes, 144A	5.125	03/01/30	525	434,412
Gtd. Notes, 144A	6.125	08/01/28	670	594,976

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,100	565,334
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	438,750
Gtd. Notes, 144A	5.000	02/15/29	1,150	517,500
Gtd. Notes, 144A(aa)	5.250	01/30/30	2,325	1,086,937
Gtd. Notes, 144A	5.250	02/15/31	2,635	1,245,037
Gtd. Notes, 144A(aa)	6.250	02/15/29	4,260	1,941,751
Gtd. Notes, 144A	7.000	01/15/28	250	115,000
Gtd. Notes, 144A	9.000	12/15/25	500	417,500

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	1,075	986,581
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	450	414,073
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,600	1,424,172

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	850	680,402
				11,862,341
Pipelines 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	975	913,157
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,350,609

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	1,575	1,407,653
Cheniere Energy, Inc., Sr. Unsec’d. Notes(aa)	4.625	10/15/28	2,750	2,624,800
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	200	168,023
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,364,634
Gtd. Notes	5.625	07/15/27	510	518,427

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125(ff)	05/15/30(oo)	1,075	905,906

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500%	07/15/28	50	$45,508
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	351	344,638
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,243,091
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	125	124,436
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	525	509,554
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	349,403
Gtd. Notes(aa)	7.000	08/01/27	750	724,371

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	1,785,772
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,054	1,906,758
Gtd. Notes, 144A	6.000	12/31/30	1,175	1,045,617
Gtd. Notes, 144A	7.500	10/01/25	200	201,954
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	985	886,786
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	252,545
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	578,261
Sr. Unsec’d. Notes(aa)	4.300(cc)	02/01/30	1,275	1,167,478
Sr. Unsec’d. Notes	5.500	08/15/48	75	63,818
				21,483,199
Real Estate 1.7%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	1,900	1,728,588
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A(aa)	5.750	12/01/25	2,000	1,965,377
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,175	988,895
Gtd. Notes, 144A	4.375	02/01/31	675	547,550
Gtd. Notes, 144A	5.375	08/01/28	340	308,110

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,700	1,310,967

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A	5.250%	04/15/30		550	$392,199
Gtd. Notes, 144A	5.750	01/15/29		700	519,894
					7,761,580
Real Estate Investment Trusts (REITs) 2.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		861	542,690
Gtd. Notes(aa)	9.750	06/15/25		1,900	1,817,571
Sr. Unsec’d. Notes	4.750	05/01/24		50	45,640
Sr. Unsec’d. Notes	4.750	02/15/28		1,375	848,032
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	200	155,663
Gtd. Notes	3.500	03/15/31		125	85,765
Gtd. Notes	5.000	10/15/27		2,125	1,788,049

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25		1,665	1,673,208
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	01/15/28		2,000	1,886,945
Gtd. Notes, 144A(aa)	4.625	12/01/29		825	767,733
					9,611,296
Retail 5.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A(aa)	4.000	10/15/30		3,100	2,701,185
Sr. Sec’d. Notes, 144A	3.875	01/15/28		338	316,334
At Home Group, Inc.,
Gtd. Notes, 144A (original cost $1,467,438; purchased 06/24/21 - 02/23/22)(aa)(f)	7.125	07/15/29		1,525	864,582
Sr. Sec’d. Notes, 144A (original cost $125,000; purchased 06/24/21)(f)	4.875	07/15/28		125	81,557

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		150	119,383
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		675	661,025
Sr. Unsec’d. Notes	3.875	05/15/23		175	174,820

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875%	07/01/29		650	$537,794
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes (original cost $801,432; purchased 12/15/21 - 02/01/22)(f)	4.375	02/07/25	EUR	707	724,861
Sr. Sec’d. Notes (original cost $826,345; purchased 12/09/21 - 02/04/22)(f)	6.250	10/30/25	EUR	715	739,828
Sr. Sec’d. Notes, 144A (original cost $726,813; purchased 01/28/22)(f)	6.750	02/07/25		725	686,938
Sr. Sec’d. Notes, 144A (original cost $1,450,000; purchased 10/11/19)(f)	8.500	10/30/25		1,450	1,381,458
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.375	04/01/26		125	116,401
Sr. Unsec’d. Notes, 144A	5.875	04/01/29		980	828,606
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30		2,400	1,944,017
Sr. Sec’d. Notes, 144A	4.625	01/15/29		550	480,949

Foundation Building Materials, Inc., Gtd. Notes, 144A(aa)	6.000	03/01/29		1,375	1,102,284
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		1,325	941,705
Gtd. Notes, 144A	3.875	10/01/31		800	557,477

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29		1,000	796,561
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		875	745,515
Park River Holdings, Inc.,
Gtd. Notes, 144A(aa)	5.625	02/01/29		1,725	1,262,130
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		200	145,992
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29		475	413,175
Gtd. Notes, 144A	7.500	10/15/27		825	813,538

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(aa)	5.625	12/01/25		900	888,438
SRS Distribution, Inc., Gtd. Notes, 144A(aa)	6.000	12/01/29		1,150	936,450
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		610	595,113

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/01/31	1,275	$1,116,447

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	1,500	1,322,655
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	900	787,057
				24,784,275
Software 0.7%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	1,643	1,483,862
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	675	608,405
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,075	968,153
				3,060,420
Telecommunications 4.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	1,855	1,652,638
Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $962,725; purchased 01/04/22 - 10/03/22)(f)	8.000	04/01/25	1,030	394,254
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $152,500; purchased 03/09/23)(f)	8.000	12/31/26	610	130,502
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $682,325; purchased 10/28/22 - 12/15/22)(f)	13.000	12/31/25	1,025	642,199
Sr. Sec’d. Notes, 144A (original cost $812,313; purchased 06/26/19 - 03/15/23)(f)	8.750	05/25/24	850	766,753
Sr. Sec’d. Notes, 144A (original cost $511,875; purchased 06/03/20)(f)	8.750	05/25/24	525	473,419

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $5,694,040; purchased 03/07/19 - 11/21/22)(f)	6.750	06/01/23	7,768	1,514,760

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500%	10/15/26	1,420	$1,366,750
Sr. Sec’d. Notes, 144A	7.000	10/15/28	775	732,375
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,160	2
Gtd. Notes, 144A^	9.750	07/15/25(d)	4,135	4
Sr. Sec’d. Notes, 144A(aa)	6.500	03/15/30	2,365	2,190,581
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	400	224,930
Gtd. Notes, 144A	4.250	07/01/28	1,555	905,258
Gtd. Notes, 144A	4.625	09/15/27	400	246,605
Sr. Sec’d. Notes, 144A	10.500	05/15/30	553	529,469
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	700	755,090
Gtd. Notes	8.750	03/15/32	706	863,576
Sprint LLC,
Gtd. Notes	7.125	06/15/24	250	254,120
Gtd. Notes	7.625	02/15/25	2,725	2,808,081
Gtd. Notes	7.875	09/15/23	1,794	1,807,642

Viasat, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	3,200	3,052,560
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	90,760
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	885	565,490
				21,967,818
Transportation 0.0%
XPO Escrow Sub LLC, Gtd. Notes, 144A	7.500	11/15/27	250	257,307
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Gtd. Notes, 144A	5.500	05/01/28	875	802,853

Total Corporate Bonds (cost $568,023,216)				493,871,149

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans 4.8%
Airlines 0.3%
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	8.770%(c)	04/21/28	1,514	$1,505,882
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.653(c)	03/01/29	1,362	1,281,010
Electric 0.1%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 5.000%	12.500(c)	07/30/26	2,004	612,110
Housewares 0.2%
SWF Holdings I Corp., Initial Term Loan, 1 Month LIBOR + 4.000%	9.010(c)	10/06/28	1,005	842,818
Insurance 0.4%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	8.775(c)	02/15/27	275	263,313
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.525(c)	02/15/27	300	286,031

Asurion LLC, New B-4 Term Loan, 1 Month LIBOR + 5.250%	10.275(c)	01/20/29	1,250	1,039,063
				1,588,407
Media 0.7%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.390(c)	01/18/28	1,496	1,372,809
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	13.064(c)	05/25/26	1,315	1,185,673
Second Lien Term loan	8.025	08/24/26	3,201	227,276

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month LIBOR + 3.250%	8.275(c)	09/25/26	587	481,340
				3,267,098

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Oil & Gas 0.8%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	14.211%(c)	11/01/25	3,340	$3,536,225
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 1 Month SOFR + 4.364%	9.164(c)	03/31/26	338	326,895
Great Outdoors Group LLC, Term B-2 Loan, 1 Month LIBOR + 3.750%	8.775(c)	03/06/28	1,198	1,186,242
				1,513,137
Software 1.2%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	8.775(c)	10/02/25	221	218,163
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%	10.525(c)	02/27/26	350	338,625

Camelot Co. (Luxembourg), Amendment No 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	8.025(c)	10/30/26	426	425,460
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	12.405(c)	06/13/25	1,025	858,918
First Lien Dollar Term Loan, 2 Month LIBOR + 3.500%	9.988(c)	06/13/24	2,217	2,107,724

Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.197(c)	07/14/28	1,712	1,455,086
				5,403,976
Telecommunications 0.5%
Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	8.275(c)	05/27/24	175	157,303
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.045(c)	01/31/30	405	399,937
MLN US Holdco LLC,
Initial Term Loan, 3 Month SOFR + 6.440%	11.522(c)	10/18/27	25	21,431
Initial Term Loan (Second Out (1St Lien Roll-Up)), 3 Month SOFR + 6.700%	11.782(c)	10/18/27	57	31,316

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
MLN US Holdco LLC, (cont’d.)
Term Loan, 6 Month SOFR + 9.250%^	14.332%(c)	10/18/27	4	$1,920
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month LIBOR + 4.000%	9.025(c)	10/02/28	1,766	1,430,770
Initial Term Loan- Second Lien, 1 Month LIBOR + 7.000%^	11.840(c)	10/01/29	555	333,000
				2,375,677

Total Floating Rate and Other Loans (cost $25,053,293)				21,926,340

	Shares
Common Stocks 1.8%
Chemicals 0.3%
TPC Group, Inc.*^	67,793	1,355,860
Electric Utilities 0.3%
GenOn Energy Holdings, Inc. (Class A Stock)^	9,187	918,700
Keycon Power Holdings LLC^	2,600	329,940
		1,248,640
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)^	7,475	1,107,795
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.	22,321	409,211
Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp.	30,680	2,536,622
Wireless Telecommunication Services 0.3%
Intelsat Emergence SA (Luxembourg)*	59,486	1,565,255

Total Common Stocks (cost $4,937,219)		8,223,383

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Preferred Stock 0.6%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $2,571,250)	2,625	$2,625,000

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,229	59,368
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,229	12,330

Total Rights (cost $0)		71,698

Total Long-Term Investments (cost $641,931,616)		568,265,451

	Shares
Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $9,492,921)(wj)	9,492,921	9,492,921

TOTAL INVESTMENTS 126.1% (cost $651,424,537)		577,758,372
Liabilities in excess of other assets(z) (26.1)%		(119,656,296)

Net Assets 100.0%		$458,102,076

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,780,129 and 1.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $171,841,045 segregated as collateral for amount of $130,000,000 borrowed and outstanding as of April 30, 2023.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,276,405. The aggregate value of $11,957,860 is 2.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
46	5 Year U.S. Treasury Notes	Jun. 2023	$5,048,141	$101,665
81	10 Year U.S. Treasury Notes	Jun. 2023	9,331,454	264,491

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Futures contracts outstanding at April 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
33	20 Year U.S. Treasury Bonds	Jun. 2023	$4,344,656	$176,331
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	4,383,594	154,621
				$697,108
Forward foreign currency exchange contracts outstanding at April 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	BNYM	GBP	425	$529,220	$534,011	$4,791	$—
Euro,
Expiring 05/02/23	BOA	EUR	1,745	1,920,360	1,923,287	2,927	—
				$2,449,580	$2,457,298	7,718	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 05/02/23	MSI	GBP	425	$521,625	$534,011	$—	$(12,386)
Expiring 06/02/23	BNYM	GBP	425	529,565	534,387	—	(4,822)
Euro,
Expiring 05/02/23	HSBC	EUR	1,618	1,747,328	1,783,456	—	(36,128)
Expiring 05/02/23	HSBC	EUR	127	137,809	139,831	—	(2,022)
Expiring 06/02/23	BOA	EUR	1,745	1,923,705	1,926,939	—	(3,234)
				$4,860,032	$4,918,624	—	(58,592)
						$7,718	$(58,592)

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Credit default swap agreement outstanding at April 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2023(4)	Value at Trade Date	Value at April 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	55,521	4.648%	$(183,142)	$1,110,329	$1,293,471
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Total return swap agreements outstanding at April 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	GSI	06/20/23	(11,625)	$(11,459)	$—	$(11,459)
iBoxx USD Investment Grade Index(T)	1 Day SOFR(Q)/ 4.810%	GSI	09/20/23	(11,625)	(17,311)	—	(17,311)
					$(28,770)	$—	$(28,770)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).